Investment Portfolio - Government and Corporate Securities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Abstract]
Summary of Investments in Argentine and Other Governments and Corporate Securities	The following table sets out the Group’s investments in Argentine and other governments and corporate securities as of December 31, 2024 and 2023 by type and currency of denomination.

Account	Fair	Book	Book
	value	Value	Value
	level	12.31.2024	12.31.2023

DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
Local:
Government Securities - In pesos

Argentine Treasury Bills Capitalizable in Pesos. Maturity 05-16-2025	1	45,622,467	—
Treasury Bonds in pesos adjusted by Cer. Maturity 03-31-2026	1	11,758,191	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 10-31-2025	2	7,414,965	—
Treasury Bonds in pesos Capitalizable Maturity 02-13-2026	1	6,671,200	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-28-2025	1	3,932,947	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-28-2025	1	3,215,532	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 08-15-2025	1	2,191,160	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-17-2025	2	2,046,341	—
Argentine Treasury Bills Capitalizable in pesos. Maturity 05-30-2025	1	2,021,394	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-31-2025	1	1,920,252	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-14-2025	1	1,810,779	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-16-2025	1	1,196,536	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025	1	1,022,133	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-14-2025	1	449,531	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 08-29-2025	1	208,538	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 06-30-2025	1	142,001	—
Treasury Bonds in pesos adjusted by Cer 4.25%. Maturity 02-14-2025	1	79,516	389,882
Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-31-2025	1	27,475	—
Treasury Bills adjusted by Cer. Maturity 01-18-2024	1	—	446,799

Subtotal Government Securities - In pesos		91,730,958	836,681

Government Securities - In foreign currency

AL30 Bond Local Law USD Step Up. Maturity 07-09-2030	1	66,219	59,528
Argentine Bond in dual currency. Maturity 06-30-2024	1	—	470,852,827
Argentine Bond in dual currency. Maturity 02-28-2024	1	—	15,830,775
GD30 Bond Foreign Law USC Step Up. Maturity 07-09-2030	1	—	61,916

Subtotal Government Securities - In foreign currency		66,219	486,805,046

Private Securities - In pesos

Corporate Bond New San S.A. Series 18 in Pesos Private BADLAR + 300 bps. Maturity 10-17-2024	3	—	574,423
Corporate Bond New San S.A. Series 19 in Pesos Monetary Policy Rate. Maturity 10-17-2024	3	—	511,189
Corporate Bond Toyota Cia Financiera Series 32 in Pesos. Maturity 02-09-2025	3	—	390

Subtotal Private Securities - In Pesos		—	1,086,002

Private Securities - In foreign currency

Corporate Bond Central Puerto Series A in USD. Maturity 03-14-2026	2	—	3,596,552

Subtotal Private Securities - In foreign currency		—	3,596,552

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		91,797,177	492,324,281

EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

Local:

Private Securities - In pesos

Acción BYMA- Bolsas y Mercados Argentina	1	6,062,948	4,723,901
Acción Banco de Valores de Bs. As.	1	2,092,186	2,300,986
Mutual Funds	1	749,178	1,615,390

Subtotal Private Securities - In pesos		8,904,312	8,640,277

TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS		8,904,312	8,640,277

Account	Fair	Book	Book
	value	Value	Value
	level	12.31.2024	12.31.2023

DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

Local:

Government Securities - In pesos

Treasury Bonds in pesos adjusted by Cer. Maturity 03-31-2026 (1)	1	394,906,029	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-28-2025 (1)	1	248,085,666	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-31-2025	1	246,103,423	—
Treasury Bonds in pesos adjusted by Cer 0% Maturity 12-15-2025 (1)	1	245,559,764	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-16-2025 (1)	1	162,263,275	—
Argentine Treasury Bills Capitalizable in pesos. Maturity 07-31-2025 (1)	1	155,442,254	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2026 (1)	1	143,133,800	—
Treasury Bonds in pesos Capitalizable Maturity 12-15-2025 (1)	1	131,750,000	—
Treasury Bonds in pesos Capitalizable Maturity 10-17-2025 (1)	1	128,218,000	—
Argentine Treasury Bills Capitalizable in pesos. Maturity 09-30-2025 (1)	1	64,525,000	—
Argentine Treasury Bills Capitalizable in pesos. Maturity 06-18-2025 (1)	1	63,900,000	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-14-2025 (1)	1	58,075,000	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-14-2025 (1)	1	35,340,000	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 08-29-2025 (1)	1	32,575,000	—
Argentine Treasury Bills Capitalizable in pesos. Maturity 09-12-2025 (1)	1	32,575,000	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 06-30-2025 (1)	1	31,525,000	—
Argentine Treasury Bills Capitalizable in pesos. Maturity 05-30-2025 (1)	1	29,887,500	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 06-30-2026 (1)	1	26,449,509	—
Treasury Bonds in pesos adjusted by Cer 4.25%. Maturity 02-14-2025 (1)	1	18,681,070	122,109,199
Treasury Bonds in pesos adjusted by Cer 2%. Maturity 11-09-2026	1	6,177,995	74,004
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 06-30-2025	1	6,015,000	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-31-2025	1	839,000	—
Treasury Bonds in pesos adjusted by Cer 4.25%. Maturity 12-13-2024	1	—	476,737,223
Treasury Bonds in pesos adjusted by Cer 4%. Maturity 10-14-2024	1	—	423,485,649
Treasury Bonds in pesos adjusted by Cer 1.55%. Maturity 07-26-2024	1	—	111,892,095
Treasury Bonds in pesos adjusted by Cer 3.75%. Maturity 04-14-2024	1	—	1,722,921
Treasury Bonds in pesos adjusted by Cer 1.50%. Maturity 03-25-2024	1	—	362,318

Subtotal Government Securities - In pesos		2,262,027,285	1,136,383,409

Government Securities - In foreign currency

Dollar-linked Argentine Treasury Bond 0.40%. Maturity 04-30-2024	1	—	64,721

Subtotal Government Securities - In foreign currency		—	64,721

BCRA Bills - In pesos

BCRA Liquidity Bills in pesos. Maturity 01-11-2024	2	—	121,927,362
BCRA Liquidity Bills in pesos. Maturity 01-09-2024	2	—	9,677,845
BCRA Liquidity Bills in pesos. Maturity 01-02-2024	2	—	108,583

Subtotal BCRA Bills - In pesos		—	131,713,790

BCRA Bills - In foreign currency

Local BCRA Bills in USD. Maturity 11-16-2024	2	—	97,359,824
Local BCRA Bills in USD. Maturity 11-20-2024	2	—	36,972,084
Local BCRA Bills in USD. Maturity 11-23-2024	2	—	14,084,603
Local BCRA Bills in USD. Maturity 11-27-2024	2	—	3,521,152

Subtotal BCRA Bills - In foreign currency		—	151,937,663

BCRA Notes - In foreign currency

Bonds for the Reconstruction of a Free Argentina - TRANCHE 1 - Maturity 10-31-2027 (Series C)	2	10,980,524	—
Bonds for the Reconstruction of a Free Argentina - TRANCHE 1 - Maturity 10-31-2027 (Series D)	2	10,770,937	—
Bonds for the Reconstruction of a Free Argentina - TRANCHE 1 - Maturity 10-31-2027 (Series A)	2	7,875,767	—
Bonds for the Reconstruction of a Free Argentina - TRANCHE 1 - Maturity 10-31-2027 (Series B)	2	7,471,684	—

Subtotal BCRA Notes - In foreign currency		37,098,912	—

Account	Fair	Book	Book
	value	Value	Value
	level	12.31.2024	12.31.2023

Private Securities - In pesos

Corporate Bond Fiat Compañía Financiera Series 20 in Pesos. Maturity 03-01-2026	3	2,023,161	—
Corporate Bond New San S.A. in Pesos Series 20 Private BADLAR. Maturity 02-01-2025	3	271,905	—
Corporate Bond Bco de Serv. Financieros Series 24 in Pesos at Floating rate. Maturity 02-02-2025	3	213,171	—
Corporate Bond New San S.A in Pesos Series 21 Private BADLAR. Maturity 05-09-2025	3	171,092	—
Corporate Bond Refi Pampa Series 2 in Pesos adjusted by Uva. Maturity 05-06-2025	3	108,265	189,898
Corporate Bond Arcor Series 17 in Pesos adjusted by Uva. Maturity 10-20-2025	3	—	8,353,749
Corporate Bond New San S.A. in Pesos Private BADLAR + 440 bps. Maturity 02-14-2024	3	—	491,756
Corporate Bond Bco de Serv. Financieros Series 22 in Pesos at Floating rate. Maturity 03-03-2024	3	—	471,522
Corporate Bond Petroquímica Com. Rivadavia S.A. in Pesos at Floating rate. Maturity 08-15-2024	3	—	376,150
Corporate Bond New San S.A. in Pesos Private BADLAR + 575 bps. Maturity 05-19-2024	3	—	331,690

Subtotal Private Securities - In pesos		2,787,594	10,214,765

Private Securities - In foreign currency

Corporate Bond Vista Energy Series 23 in USD. Maturity 03-06-2027	2	4,184,068	—
Corporate Bonds Tecpetrol S.A. Series 7 in USD. Maturity 04-22-2026	2	3,118,272	—
Corporate Bonds YPF. Series 32 in USD. Maturity 10-10-2028	2	3,045,186	—
Corporate Bond Luz De Tres Picos 4 in USD. Maturity 09-29-2026	2	2,883,623	756
Corporate Bond 360 Energy Solar S.A. Series 4 in USD at fixed rate. Maturity 10-30-2027	2	2,667,701	—
Corporate Bond Petroquímica Comodoro Rivadavia Series R in USD. Maturity 10-22-2028	2	2,549,395	—
Corporate Bonds Minera EXAR Series 1 in USD. Maturity 11-11-2027	2	2,117,813	—
Corporate Bonds YPF. Series 29 in USD. Maturity 05-28-2026	2	2,075,476	—
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 07-14-2028	2	2,058,600	2,915,098
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 03-08-2027	2	2,049,323	—
Corporate Bond Vista Energy Series 20 in USD. Maturity 07-20-2025	2	1,742,285	2,889,215
Corporate Bond CAPEX S.A. Series 10 in USD. Maturity 07-05-2027	2	1,649,240	—
Corporate Bonds YPF. Series 33 in USD. Maturity 10-10-2028	2	1,546,884	—
Corporate Bond Pampa Energia S.A. Series 20 in USC. Maturity 03-26-2026	2	1,050,443	—
Corporate Bond John Deere Credit Cia Financiera S.A. Series X in USD. Maturity 03-08-2026	1	1,017,502	—
Corporate Bond Petroquímica Comodoro Rivadavia Series O in USD. Maturity 09-22-2027	2	1,011,329	257
Corporate Bond Pampa Energia S.A. Series 18 in USD. Maturity 09-08-2025	2	—	3,489,687

Subtotal Private Securities - In foreign currency		34,767,140	9,295,013

Financial assets pledged as collateral - In pesos

Treasury Bonds in pesos adjusted by 4.25% CER. Maturity 02-14-2025	1	69,154,481	10,925,101
Argentine Bond adjusted by 2% CER in pesos Tx26 (Boncer). Maturity 11-9-2026	1	51,514,600	80,037,610
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025	1	4,331,250	—
Argentine Treasury Bonds adjusted by 1.55% CER in pesos. Maturity 07-26-2024	1	—	193,429,033
BCRA Liquidity Bills in pesos. Maturity 01-09-2024	2	—	95,975,480

Subtotal Financial assets pledged as collateral - In pesos		125,000,331	380,367,224

Financial assets pledged as collateral - In foreign currency

Dollar-linked Argentine Treasury Bond. 0.40%. Maturity 04-30-2024	1	—	6,336,898
Corporate Bond Luz De Tres Picos Class 4 in USD. Maturity 09-29-2026	2	—	4,647,359
Corporate bond Petroquimica Comodoro Rivadavia Class O in USD. Maturity 09-22-2027	2	—	1,593,653

Account	Fair	Book	Book
	value	Value	Value
	level	12.31.2024	12.31.2023

Corporate Bond Pcr Class H in USD	2	—	756,509

Subtotal Financial assets pledged as collateral - In foreign currency		—	13,334,419

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME		2,461,681,262	1,833,311,004

EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

Local:

Private Securities - In pesos

Compensadora Electrónica S.A.	3	2,436,994	1,941,974
Mercado Abierto Electrónico S.A.	3	1,011,785	1,114,544
Seguro de Depósitos S.A.	3	268,270	314,132
Other	3	15,036	10,722

Subtotal Private Securities - In pesos		3,732,085	3,381,372

Foreign:

Private Securities - In foreign currency

Banco Latinoamericano de Exportaciones S.A.	2	735,975	880,780
Other	2	34,513	60,425

Subtotal Private Securities - In foreign currency		770,488	941,205

TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME		4,502,573	4,322,577

DEBT SECURITIES AT AMORTIZED COST

Government Securities - In pesos

Argentine Treasury Bonds in pesos. Maturity 08-23-2025 (1)	2	125,492,302	107,798,424
Argentine Treasury Bonds in pesos. Maturity 05-23-2027 (1)	2	24,039,592	70,570,093
Argentine Treasury Bonds in pesos at 0.70% Badlar Private Rate. Maturity 11-23-2027 (1)	2	10,372,413	32,167,645

Subtotal Government Securities - In pesos		159,904,307	210,536,162

Allowances for credit losses		(7,375,737)	(28,000,427)

TOTAL DEBT SECURITIES AT AMORTIZED COST		152,528,570	182,535,735
(1) Correspond to securities computed for minimum cash as of December 31, 2024, Note 45.a)